Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Share Capital
As at December 31, 2021 and 2022, the Group’s number of authorized shares is one billion.

	December 31, 2021			December 31, 2022
	Number of issued shares	Par value per share (Korean won)	Ordinary Shares (in millions of Korean won)	Number of issued shares	Par value per share (Korean won)	Ordinary Shares (in millions of Korean won)
Ordinary shares 1	261,111,808	￦ 5,000	￦ 1,564,499	261,111,808	￦ 5,000	￦ 1,564,499

1	The Group retired 51,787,959 treasury shares against retained earnings. Therefore, the ordinary shares amount differs from the amount resulting from multiplying the number of shares issued.